PROPERTY, PLANT AND EQUIPMENT - Cost, Depreciation, Net Carrying Amount (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 11,780	$ 11,143	$ 10,749	$ 10,749
Cost prior to impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	31,402	29,645		28,652
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(19,622)	(18,502)		(17,903)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	697	693		687
Land and buildings | Cost prior to impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,125	1,090		1,062
Land and buildings | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(428)	(397)		(375)
Cable and wireless network
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,474	7,046		7,073
Cable and wireless network | Cost prior to impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	21,024	20,252		20,108
Cable and wireless network | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(13,550)	(13,206)		(13,035)
Computer equipment and software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,209	2,189		1,872
Computer equipment and software | Cost prior to impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,514	4,996		4,296
Computer equipment and software | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,305)	(2,807)		(2,424)
Customer premise equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	629	475		404
Customer premise equipment | Cost prior to impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,908	1,565		1,560
Customer premise equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,279)	(1,090)		(1,156)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	289	276		264
Leasehold improvements | Cost prior to impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	539	496		457
Leasehold improvements | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(250)	(220)		(193)
Equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	482	464		449
Equipment and vehicles | Cost prior to impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,292	1,246		1,169
Equipment and vehicles | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (810)	$ (782)		$ (720)